Finance Income (expense), net (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019
Finance Income Expense Net [Abstract]
Interest income	$ 8,029	$ 14,350
Interest expense	(34,376)	(7,775)
Total	$ (26,347)	$ 6,575